Lease obligations (Details 7) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
2020	¥ 37,070
Total minimum lease payments	37,070
Financing component	(11,285)
Net present value of minimum lease payments	25,785
Less: current portion of finance lease obligations	(25,785)	¥ (32,275)
Long-term finance lease obligations	¥ 0	¥ 23,178